Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor, Kevin M. Bush (Chief Financial Officer), Paul Hodge Jr. (one of the directors) and SHR Ventures, LLC purchased an aggregate of 257,500 private placement units at a price of $10.00 per unit (the “private units”). Each private unit consists of one share of common stock, one redeemable warrant and one right to received 1/8 of one share of common stock upon the consummation of the initial business combination. The Sponsor purchased an aggregate of 212,500 private units for a purchase price of $2,125,000, Mr. Bush purchased 5,000 private units for a purchase price of $50,000, Mr. Hodge purchased 10,000 private units for a purchase price of $100,000 and SHR Ventures, LLC purchased 30,000 private units for a purchase price of $300,000. The private units are identical to the units sold in the Initial Public Offering, subject to certain limited exceptions.

The warrants (the “Private Placement Warrants”) underlying the private units (including the common stock issuable upon exercise of the Private Placement Warrants) are not be transferable, assignable or saleable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company so long as they are held by the private placement participants or their permitted transferees. Except for certain restrictions on transferability, the Private Placement Warrants have the same terms and conditions as the warrants included in the units sold in the Initial Public Offering (Note 7).

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor, Kevin M. Bush (Chief Financial Officer), Paul Hodge Jr. (one of the directors) and SHR Ventures, LLC purchased an aggregate of 257,500 private placement units at a price of $10.00 per unit (the “private units”). Each private unit consists of one share of common stock, one redeemable warrant and one right to received 1/8 of one share of common stock upon the consummation of the initial business combination. The Sponsor purchased an aggregate of 215,500 private units for a purchase price of $2,125,000, Mr. Bush purchased 5,000 private units for a purchase price of $50,000, Mr. Hodge purchased 10,000 private units for a purchase price of $100,000 and SHR Ventures, LLC purchased 30,000 private units for a purchase price of $300,000. The private units are identical to the units sold in the Initial Public Offering, subject to certain limited exceptions.

The warrants (the “Private Placement Warrants”) underlying the private units (including the common stock issuable upon exercise of the Private Placement Warrants) are not be transferable, assignable or saleable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company so long as they are held by the private placement participants or their permitted transferees. Except for certain restrictions on transferability, the Private Placement Warrants have the same terms and conditions as the warrants included in the units sold in the Initial Public Offering (Note 7).